Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	RM 69,323,099	$ 17,091,494	RM 37,060,714
Third-party retail outlet customers [Member]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	24,869	6,131	32,716
Third-party industrial business customers [Member]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	69,298,230	17,085,363	35,895,157
Related party customers [Member]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross			RM 1,132,841